CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net income (loss)		$ (109)	$ (943)	$ 280
Adjustments:
Depreciation and amortization		1,261	1,213	1,121
Stock-based compensation (Note 16)		70	70	77
Reclamation and remediation		180	158	242
Loss (income) from discontinued operations (Note 4)		38	131	(441)
Impairment of long-lived assets		14	1,003	56
Impairment of investments		0	0	115
Deferred income taxes		797	450	193
Gain on asset and investment sales, net		(23)	(108)	(118)
Gain on deconsolidation of TMAC				(76)
Write-downs of inventory and stockpiles and ore on leach pads		212	298	236
Other operating adjustments		91	138	99
Net change in operating assets and liabilities (Note 26)		(392)	(493)	(196)
Net cash provided by (used in) operating activities of continuing operations		2,139	1,917	1,588
Net cash provided by (used in) operating activities of discontinued operations (1)	[1]	(15)	869	557
Net cash provided by (used in) operating activities		2,124	2,786	2,145
Investing activities:
Additions to property, plant and mine development		(866)	(1,133)	(1,311)
Purchases of investments		(130)	(15)	(17)
Proceeds from sales of investments		35	195	29
Proceeds from sales of other assets		5	9	203
Acquisitions, net				(823)
Proceeds from sale of Batu Hijau			920
Other		10	(4)	(32)
Net cash provided by (used in) investing activities of continuing operations		(946)	(28)	(1,951)
Net cash provided by (used in) investing activities of discontinued operations			(46)	(90)
Net cash provided by (used in) investing activities		(946)	(74)	(2,041)
Financing activities:
Repayment of debt		(384)	(1,312)	(229)
Distributions to noncontrolling interests		(178)	(3)
Dividends paid to common stockholders		(134)	(67)	(52)
Funding from noncontrolling interests		94	66	109
Payments for withholding of employee taxes related to stock-based compensation		(13)	(6)
Dividends paid to noncontrolling interests			(146)	(3)
Acquisition of noncontrolling interests		(48)	(19)	(8)
Proceeds from stock issuance, net				675
Proceeds from sale of noncontrolling interests				37
Other		(5)	1	(2)
Net cash provided by (used in) financing activities of continuing operations		(668)	(1,486)	527
Net cash provided by (used in) financing activities of discontinued operations			(331)	(225)
Net cash provided by (used in) financing activities		(668)	(1,817)	302
Effect of exchange rate changes on cash, cash equivalents and restricted cash		6	2	(24)
Net change in cash and cash equivalents		516	897	382
Less net cash provided by (used in) Batu Hijau discontinued operations			503	254
Net change in cash and cash equivalents excluding cash and cash equivalents related to Batu Hijau discontinued operations		516	394	128
Cash and cash equivalents at beginning of period		2,782	2,388	2,260
Cash and cash equivalents at end of period		3,298	2,782	2,388
Other information
Net income (loss) from discontinued operations included in Net cash provided by operating activities of discontinued operations		0
Reconciliation of cash, cash equivalents and restricted cash:
Total cash, cash equivalents and restricted cash		2,782	2,388	2,260
Discontinued operations disposed of by sale
Adjustments:
Loss (income) from discontinued operations (Note 4)		38
Holt Royalty obligation | Holloway Mining Company | Discontinued operations disposed of by sale
Adjustments:
Loss (income) from discontinued operations (Note 4)		44	50	(27)
Net cash provided by (used in) operating activities of discontinued operations (1)		(12)	(11)	(12)
Batu Hijau share sale and purchase agreement | PTNNT | Discontinued operations disposed of by sale
Other information
Closing costs included in Net cash provided by operating activities of discontinued operations		$ (3)
Net income (loss) from discontinued operations included in Net cash provided by operating activities of discontinued operations			$ 880	$ 569

[1]	Net cash provided by operating activities of discontinued operations includes $(3) related to closing costs for the sale of Batu Hijau that were paid in 2017, $-, $880 and $569 related to the operating activities of Batu Hijau in 2017, 2016 and 2015, respectively, and $(12), $(11) and $(12) for 2017, 2016 and 2015, respectively, related to the Holt royalty obligation, all of which were paid out of Cash and cash equivalents. For additional information regarding our discontinued operations, including cash flows from Batu Hijau, see Note 4.